Other income, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Other operating income expense [Abstract]
(Gain)/loss on sale/disposal of non-current assets, net	[1]	₨ (1,522)		₨ (900)	₨ 1,211
Sale of spent chemicals		(437)		(489)	(391)
Scrap sales		(323)		(338)	(280)
Miscellaneous income, net	[2]	(2,076)		(2,472)	(6,447)
Other (income)/expense, net		₨ (4,358)	$ (51)	₨ (4,199)	₨ (5,907)

[1]	(a) Gain on sale of non-current assets during the year ended March 31, 2025 includes: - a cumulative foreign exchange gain of Rs.1,551, reclassified from the foreign currency translation reserve to the income statement, and - a loss of Rs.52 due to turnaround fees paid to the buyer upon divestment of the membership interest Dr. Reddy’s Laboratories Louisiana LLC. Refer to Note 12 (“Property, Plant and Equipment”) of these consolidated financial statements for further details. (b) Miscellaneous income for the year ended March 31, 2023 include an amount of Rs.991 (EUR 11.36) representing the loss on sale of assets, pursuant to an agreement with Delpharm Development Leiden B.V for the transfer of certain assets, liabilities and employees at its site at Leiden, Netherlands. This transaction pertains to the Company’s Global Generics segment.
[2]	Miscellaneous income for the year ended March 31, 2024 includes: - Rs.984 recognized pursuant to a settlement of product related litigation by the Company and its affiliates in the United Kingdom; and - Rs.540 recognized pursuant to a settlement agreement with Janssen Group, in settlement of the claim brought in the Federal Court of Canada by the Company and its affiliates for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of Zytiga® (Abiraterone).